Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands				1 Months Ended		12 Months Ended
	Jun. 03, 2019	Apr. 04, 2019	Mar. 11, 2019	Apr. 29, 2021	Feb. 28, 2018	Mar. 31, 2021	Apr. 29, 2020	Sep. 04, 2019	May 20, 2019	Mar. 05, 2018	Mar. 31, 2017	Sep. 05, 2016
Organization and Principal Activities (Details) [Line Items]
Non-controlling interest (in Yuan Renminbi)						¥ 17,153
Other comprehensive income (in Yuan Renminbi)						995
Additional paid in capital (in Yuan Renminbi)						¥ 16,158
Shares issued (in Shares)							4,517,793			100,000
Share transfer (in Shares)			1
Share forfeitures (in Shares)		15,000
Business operations description		Mr. Yunchuan Li, cancelled those shares accordingly and amended Bridgetime’s memorandum of association that changed authorized shares from 150,000 to 135,000 at a par value of US$1.00 which was accounted as a cancellation of non-controlling interest in the consolidated statements of changes in shareholders’ equity. After this, Mr. WuKai Song owned 100% of equity interest of Bridgetime, which are controlled by Mr. Bao through an entrust agreement between Mr. Bao and Mr. Wukai Song. On May 23, 2019, Bridgetime approved a board resolution that transferred 135,000 ordinary shares owning by Mr. Wukai Song to UTime Limited. Since inception, Bridgetime has only made nominal investments into Do Mobile and no substantial business operations have occurred.
Share subscription agreement	On June 3, 2019, the Company entered into a share subscription agreement with HMercury Capital Limited, a company that was incorporated under the laws of the BVI and controlled by Mr. He. HMercury Capital Limited purchased an aggregation of 377,514 ordinary shares. On the same day, the Company approved a board resolution for issuance of 377,514 ordinary shares at par value US$0.0001 to HMercury Capital Limited based on the share subscription agreement. As a result, Grandsky Phoenix Limited and HMercury Capital Limited own 96.95% and 3.05% of equity interest of the Company.
Repurchase of shares (in Shares)				7,620,000
Ordinary shares (in Shares)				239,721
Ordinary shares repurchased description				Before and after the repurchase of ordinary shares, Mr. Bao, through Grandsky Phoenix Limited, and Mr. He, through HMercury Capital Limited, own 96.95% and 3.05% of our issued and outstanding ordinary shares, respectively. The Company considers this repurchase of ordinary shares was part of the Company’s recapitalization to result in 4,517,793 ordinary shares issued and outstanding prior to completion of its IPO. The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares being issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to 0.365-for-1 reverse stock split.
Technical consultation service agreement description						Pursuant to the exclusive technical consultation and service agreement entered into between UTime WFOE and the VIE, dated on March 19, 2019, UTime WFOE has the exclusive right to provide or designate any entity to provide the VIE business support, technical and consulting services. The VIE agrees to pay UTime WFOE (i) the service fees equal to the sum of 100% of the net income of the VIE of that year or such other amount otherwise agreed by UTime WFOE and the VIE; and (ii) service fee otherwise confirmed by UTime WFOE and the VIE for specific technical services and consulting services provided by UTime WFOE in accordance with the VIE’s requirement from time to time.
Equity interests percentage						25.00%		100.00%
Mr. Bao [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest description					In February 2018, Mr. Bao acquired 28% and 20% equity interests of UTime SZ from Mr. Zhou and Mr. Tang, respectively, with the total consideration of RMB9,600 in cash through his private fund.
Mr. Bao [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage						96.95%			100.00%		52.00%
Shares issued (in Shares)									12,000,000
Mr Zhou [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage											28.00%
Mr Tang [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage											20.00%
Mr. Wukai Song [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage										90.00%		70.00%
Mr. Yunchuan Li [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage										10.00%		30.00%
Mr. He [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest percentage						3.05%